AFL-CIO Housing Investment Trust



BAC Joint Labor-Management Craft Committees Meeting

Presentation to **BAC/ICE** March 12, 2013

Brought to you by
Ted Chandler
Chief Operating Officer

Rod DuChemin
57 year BAC Member
Director of Labor Relations

AFL-CIO Housing Investment Trust and BAC:
A History of Success – Collateral Benefits

- **Long-term Partnership** – The AFL-CIO Housing Investment Trust (HIT) is a $4.7 billion investment grade fixed-income mutual fund. The International Union of Bricklayers and Allied Craftworkers is a founding investor in the HIT.

- **Economic Development** – The HIT creates union construction jobs – during this time of high unemployment – by financing affordable housing, healthcare facilities, and community development. The HIT has financed **106,000** units of housing since its inception; approximately 60% affordable to low- and moderate-income people.

HIT: A Value-Added Investor

- **Multifamily Specialist** – Approximately two-thirds of the portfolio consists of multifamily securities and commitments, which provide an income advantage over the benchmark while creating jobs.
- **Capacity to Source Investments Directly** – HIT's multifamily investment professionals work with mortgage bankers and project sponsors to customize financing and bring projects to reality.
- **Labor Relations** – Professional team is dedicated to **100% union-built** policy.
- **Portfolio Scale** – The HIT's $4.7 billion portfolio has the capacity to fund nearly any size rental housing development in the country.

AFL-CIO Housing Investment Trust & BAC:

A History of Success - Performance

- **Competitive Returns** – In advancing its primary objective, the **HIT has outperformed** its benchmark, the Barclays Aggregate, every calendar year for the last **20 years on a gross basis** and for 13 of the last 20 years on a net basis.
- **Fees** – None, no sales or redemption fees
- **Expenses** – Only the actual costs
- **Liquidity** – Monthly

For the 1-, 3-, 5-, and 10-year periods ended February 28, 2013, the HIT's net returns were 3.57%, 5.34%, 5.86%, and 5.04%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Superior Yield and Lower Risk

As of December 31, 2012	HIT	Barclays Aggregate		HIT	Barclays Aggregate
Superior Credit Profile			**Similar Interest Rate Risk**		
AAA & Government/Agency	92.5%	73.1%	Effective Duration	4.33	4.84
A & Below	3.8%	21.8%	Convexity	-0.02	-0.07
Superior Yield			**Similar Call /Prepayment Risk**		
Current Yield: 50 basis point advantage	3.772%	3.277%	Call Protected	73%	70%
Yield to Worst: 63 basis point advantage	2.238%	1.611%	Not Call Protected	27%	30%

Multifamily Focus –
Attractive Construction Spreads


Construction MBS Spreads to 10-Year Treasury in Basis Points
As of December 31, 2012
450
400
350
300
250
200
150
100
50
0
Dec-06
Mar-07
Jun-07
Sep-07
Dec-07
Mar-08
Jun-08
Sep-08
Dec-08
Mar-09
Jun-09
Sep-09
Dec-09
Mar-10
Jun-10
Sep-10
Dec-10
Mar-11
Jun-11
Sep-11
Dec-11
Mar-12
Jun-12
Sep-12
Dec-12
Ginnie Mae Permanent
Ginnie Mae Construction/Permanent
Fannie Mae Multifamily 10/9.5 DUS

Source: HIT and Securities Dealers

Multifamily construction-related loan spreads remain higher than permanent loan spreads and some other high credit quality options.

Average Annual Total Returns vs. Benchmark


Calendar Year Returns as of Year-end
10%
8%
6%
4%
2%
0%
5.08%
4.65%
4.33%
7.14%
6.70%
6.97%
5.68%
5.25%
5.24%
6.73%
6.28%
5.93%
6.62%
6.16%
6.54%
8.34%
7.86%
7.84%
4.71%
4.27%
4.22%
2006
2007
2008
2009
2010
2011
2012
HIT Gross
HIT Net
Barclays Aggregate

The HIT's gross returns have exceeded the Barclays Aggregate for 20 consecutive calendar years, including 2008, when many fixed-income investments' returns were lower than the benchmark or negative. For five of the last seven calendar years, the HIT's net return also exceeded the benchmark.

For the 1-, 3-, 5-, and 10-year periods ended February 28, 2013, the HIT's net returns were 3.57%, 5.34%, 5.86%, and 5.04%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Construction Jobs Initiative

- In early 2009, the Obama Administration asked the Labor Movement to help bring this country out of the Great Recession.
- The HIT launched the Construction Jobs Initiative – together with its subsidiary Building America CDE, Inc. – with strong support from the BCTD.
- **Achieved 1st goal:** Create **10,000** union construction jobs.
- **Achieved next goal:** Create **15,000** union construction jobs.
- **Newest target:** Reach **20,000** union construction jobs before the end of 2013.

Recession Hit Construction Trades Hardest


Unemployment Rate in Construction Significantly Higher than the National Rate
(percent, not seasonally adjusted)
30
25
20
15
10
5
0
Jan-07
Jul-07
Jan-08
Jul-08
Jan-09
Jul-09
Jan-10
Jul-10
Jan-11
Jul-11
Jan-12
Jul-12
Jan-13
National Unemployment Rate
Construction Unemployment Rate
Unemployment Rate Less Construction

Source: US Census Bureau

"Investing in the HIT can help us work our way out of this economy."

\- James Boland, President, BAC and HIT Trustee

- Since 2009, the HIT has helped put 57 projects in the ground and over 16,000 union construction workers back to work.
- Our Jobs initiative represents $1.3 billion in HIT investments, a total development cost of $3.0 billion, and the creation of 19,669 housing and healthcare units.



Market Outlook



Increased Demand for Multifamily Housing
(Six-Month Moving Average of Multifamily Starts
at Annual Rate in thousands)
400
350
300
250
200
150
100
50
0
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12

Source: US Census Bureau

HIT Investments:

A National Commitment to Recovery



- Since its inception, the HIT has committed over $6.6 billion for the financing of over 550 projects nationwide. HIT has helped leverage a total development investment of $10.4 billion, creating over **74,000 union construction jobs** and more than **108,000** units of housing.

- In nearly 50 years, the HIT has financed projects in 35 states and in over 100 cities.

Investing in New England

Since 2009, in New England:

- **$279 million** HIT investment
- **1,554** mixed-income housing
- **4,084** union construction jobs created
- Total development value **$836 million**



Regency Tower, New Bedford, MA



Rollins Square, Boston



Green Computing Center, Holyoke, MA

Investing in the Midwest

Since 2009, in the Midwest:

- **$513 million** HIT investment
- **5,268** housing and healthcare units
- **6,606 union construction jobs created**
- Total development value **$1 billion**


Laurel, St. Louis


City Walk, Minneapolis, MN


Randolph Towers, Chicago


Applewood Pointe Langdon Lake, MN

Investing in the Mid-Atlantic


St. Peter's College Student Center, Jersey City, NJ

Since 2009, in the Mid-Atlantic:

- **$338 million** HIT investment
- **9,552** housing and healthcare units
- **3,599** union construction jobs created
- Total development value **$725 million**


Paseo Verde, Philadelphia, PA


Elizabeth Seaton Pediatric Center, Yonkers, NY

Investing in the West

Since 2009, in the West:

- **$127 million** HIT investment
- **710** housing and healthcare units
- **1,776 union construction jobs created**
- Total development value **$298 million**



Coquille Valley Hospital, Denver



Stout Street Health Center, Denver



Potrero Launch, San Francisco

Competitive Returns & High Road Investments



- Unions have a right to demand that union-friendly funds like the HIT respond to this economy by creating jobs for union members.
- 21 BAC affiliates currently invest $117 million in the HIT, representing about 2% of the HIT's net assets.

HIT Is Committed to Being Part of the Solution

- The HIT has redoubled its efforts since the downturn began to provide funds for construction projects that create and save union construction jobs.

- The HIT has no intention of stopping the Construction Jobs Initiative at 20,000 jobs. Additional capital from investors would aid the HIT in increasing this goal to more than 20,000 union jobs next year, continuing to do our part in the economic recovery.



Union Jobs **Affordable Housing** **Competitive Returns**

AFL-CIO Housing Investment Trust

2401 Pennsylvania Avenue, NW, Suite 200
Washington, DC 20037 • (202) 331-8055
www.aflcio-hit.com





Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT's website at www.aflcio-hit.com. The prospectus should be read carefully before investing.